CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS? DEFICIT (EQUITY) (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Series C convertible preferred shares
Issuance costs	$ 9,178